Expense Example - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Telecommunications Portfolio - Select Telecommunications Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930